INCOME TAXES (Reconciliation of Tax Computed Applying Statutory Income Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INCOME TAXES
Loss before income taxes	¥ (224,750)	$ (34,445)	¥ (661,928)	¥ (491,339)
Income tax computed at applicable tax rates (25%)	(56,188)	(8,611)	(165,482)	(122,835)
Effect of different tax rates in different jurisdictions	2,222	341	1,120	979
Non-deductible expenses	19,819	3,037	114,276	81,459
Change in valuation allowance	43,261	6,629	59,338	45,832
Changes in interest and penalties on unrecognized tax position	0	0	0	1,637
Effect of EIT reversal for previous years	(3,598)	(551)	0	(20,726)
Research and development super-deduction	(9,110)	(1,396)	(9,237)	(5,942)
Others	(60)	(9)	(7,657)	(6)
Income tax expense (benefit)	¥ (3,654)	$ (560)	¥ (7,642)	¥ (19,602)